Earnings per Share	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Note 22 - Earnings per Share
Note 22 - Earnings per Share

Basic earnings per share

Calculation of the basic earnings per share for the year ended December 31, 2025, is based on the earnings allocated to the holders of ordinary shares divided by the weighted-average number of ordinary shares outstanding, calculated as follows:

For the year ended December 31
2025	2024	2023
$ millions	$ millions	$ millions

Earnings attributed to the shareholders of the Company	226	407	647

Weighted-average number of ordinary shares in thousands:

For the year ended December 31
2025	2024	2023
Shares thousands	Shares thousands	Shares thousands

Balance as of January 1	1,290,376	1,289,436	1,289,179
Shares issued during the year	204	532	182
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,290,580	1,289,968	1,289,361

Diluted earnings per share

Calculation of the diluted earnings per share for the year ended December 31, 2025, is based on the earnings allocated to the holders of the ordinary shares divided by the weighted-average number of ordinary shares outstanding after adjustment for the number of potential diluted ordinary shares, calculated as follows:

Weighted average number of ordinary shares (diluted) in thousands:

For the year ended December 31
2025	2024	2023
Shares thousands	Shares thousands	Shares thousands

Weighted average number of ordinary shares used in the computation of the basic earnings per share	1,290,580	1,289,968	1,289,361
Effect of stock options*	815	71	1,307
Weighted average number of ordinary shares used in the computation of the diluted earnings per share	1,291,395	1,290,039	1,290,668

* As of December 31, 2025, 2024 and 2023, number of 19.7 million, 23.5 million and 11 million options, respectively, were not included since they did not have a diluting effect.

The average market value of the Company’s shares, for purposes of calculating the dilutive effect of the stock options, is based on the quoted market prices for the period in which the options were outstanding.